                               ING PARTNERS, INC.

              SUPPLEMENT DATED AUGUST 18, 2004 TO THE PROSPECTUSES
            AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2004

ALL CHANGES OUTLINED BELOW ARE EFFECTIVE NOVEMBER 8, 2004.

ING ALGER AGGRESSIVE GROWTH, ING ALGER CAPITAL APPRECIATION, ING ALGER GROWTH, ING MFS GLOBAL GROWTH AND ING UBS U.S. ALLOCATION PORTFOLIOS

The Performance section (including the table therein) on page 48 of the Initial Class Prospectus and page 53 of the Service Class and Adviser Class Prospectus will be amended to delete the references to ING Alger Aggressive Growth, ING Alger Capital Appreciation, ING Alger Growth, ING MFS Global Growth and ING UBS U.S Allocation Portfolios and add references to ING T. Rowe Price Diversified Mid Cap Growth, ING Salomon Brothers Large Cap Growth, ING American Century Select, ING Oppenheimer Global and ING Van Kampen Equity and Income Portfolios and delete the second, third and fourth paragraphs in their entirety and replace them with the following:

     While the above mentioned Portfolios are managed in a manner similar to that of the Comparable Funds presented, investors should be aware that the Portfolios are not the same funds and will not have the same performance. Investments made by the Portfolios at any given time may not be the same as those made by the Comparable Funds. Different performance will result due to factors such as differences in the cash flows into and out of the Portfolios, different fees and expenses, and differences in portfolio size and positions. In addition, you should note that the total operating expenses of the Comparable Funds may be lower than the total operating expenses of each of the Portfolios. In such instances, the performance of the Comparable Funds would be negatively impacted if the total operating expenses of the Portfolios had been used to compute the Comparable Funds' performance.

     The historical performance of the Comparable Funds is presented below. You should not consider the performance of the Comparable Funds as an indication of the future performance of a Portfolio. The performance figures shown below reflect the deduction of the historical fees and expenses paid by each Comparable Fund and not those to be paid by the Portfolio. THE FIGURES DO NOT REFLECT THE DEDUCTION OF ANY INSURANCE FEES OR CHARGES THAT ARE IMPOSED BY THE INSURANCE COMPANY IN CONNECTION WITH ITS SALE OF VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACTS. YOU SHOULD REFER TO THE SEPARATE ACCOUNT PROSPECTUSES, PROSPECTUS SUMMARY OR DISCLOSURE STATEMENT DESCRIBING THE VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACTS FOR INFORMATION PERTAINING TO THESE INSURANCE FEES AND CHARGES. THE INSURANCE SEPARATE ACCOUNT FEES WILL HAVE A DETRIMENTAL EFFECT ON THE PERFORMANCE OF THE PORTFOLIOS. The results shown below reflect the reinvestment of dividends and distributions, and were calculated in the same manner that will be used by each Portfolio to calculate its own performance. Performance is net of all other fees including sales load. Please be advised that although only one Comparable Fund may be shown for an ING portfolio, the sub-advisers of certain ING portfolios may manage other substantially similar mutual funds, the performance of which is not shown.

     The following table shows the average annual total return of the Comparable Funds for the stated period ended JUNE 30, 2004, as well as a comparison with the performance of the applicable benchmark.(1)

                                                                                                                 10 YEARS (OR
                                                                      1 YEAR     3 YEARS      5 YEARS          SINCE INCEPTION)
                                                                      ---------------------------------------------------------
Advanced Capital I Equity Growth Fund(15) - Class I (ADEGX)            25.66%       1.89%        6.29%          13.97%
(Comparable to ING T. Rowe Price Diversified Mid
  Cap Growth Portfolio)
Russell MidCap Growth Index                                            27.33%       0.23%        0.49%          10.88%

Smith Barney Large Capitalization Growth Fund - Class A (SBLGX)        20.48%       1.87%        0.20%           9.77%(16)
(Comparable to ING Salomon Brothers Large Cap Growth Portfolio)
Russell 1000 Growth Index                                              17.88%      (3.74%)      (6.48%)          2.29%
S&P 500 Index                                                          19.11%      (0.70%)      (2.20%)         11.83%

American Century Select Fund - Inv. Class  (TWCIX)                     13.55%      (2.80%)      (4.01%)          9.10%
(Comparable to ING American Century Select Portfolio)
S&P 500 Index                                                          19.11%      (0.70%)      (2.20%)         11.83%

Van Kampen Equity and Income Fund - Class A (ACEIX)                    14.29%       4.38%        6.89%          12.92%
(Comparable to ING Van Kampen Equity and Income Portfolio)
S&P 500 Index                                                          19.11%      (0.70%)      (2.20%)         11.83%
Russell 1000 Value Index                                               21.13%       2.97%        1.87%          12.64%

Oppenheimer Global Fund - Class A (OPPAX)                              32.39%       3.20%        7.89%          12.17%
(Comparable to ING Oppenheimer Global Portfolio)
MSCI World Index                                                       24.57%       1.32%       (1.31%)          7.57%

Footnote (1) to the table in the Performance section of the Prospectuses will be amended to add the following:

     The Russell 1000 Value Index measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index is an index of the 1,000 largest U.S. companies based on market capitalization. The Morgan Stanley Capital International (MSCI) World Index is an unmanaged index of issuers listed on the stock exchanges of 20 foreign countries and the U.S.

The Performance section of the Prospectuses will be amended to add the following footnotes:

     (15) T. Rowe Price has sub-advised the fund since its inception (December 31, 1993).

     (16) The fund commenced operations on August 29, 1997.

ING ALGER AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO NAME CHANGE

The name of the Portfolio will change from ING Alger Aggressive Growth Portfolio to ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO. All references to ING Alger Aggressive Growth Portfolio will be changed to ING T. Rowe Price Diversified Mid-Cap Growth Portfolio throughout the Prospectuses and the SAI.

APPOINTMENT OF NEW SUB-ADVISER

On August 13, 2004, the Board of Directors of the Fund appointed T. Rowe Price Associates Inc. ("T. Rowe Price") as the Sub-Adviser for ING Alger Aggressive Growth Portfolio. Fred Alger Management, Inc. will no longer serve as Sub-Adviser for the Portfolio. The principal business address for T. Rowe Price is 100 East Pratt Street, Baltimore, MD 21202. T. Rowe Price has been engaged in the investment management business since 1937. T. Rowe Price is a wholly-owned subsidiary of T. Rowe Price Group, Inc., a publicly traded financial services holding company. T. Rowe Price and its affiliates managed over $190 billion as of December 31, 2003, for individual and institutional investors, retirement plans and financial intermediaries.

PORTFOLIO MANAGER CHANGE

The Portfolio will be managed by an investment advisory committee. The committee chairman, Donald J. Peters, has day-to-day responsibility for managing the Portfolio and works with the committee in developing and executing the Portfolio's investment program. Mr. Peters is a Vice President of T. Rowe Price and has been managing investments since joining T. Rowe Price in 1993.

CHANGE IN PRINCIPAL INVESTMENT STRATEGIES

The principal investment strategies of ING T. Rowe Price Diversified Mid Cap Growth Portfolio will be as follows:

The Portfolio will normally invest at least 80% of its total assets in the equity securities of companies having a market capitalization within the range of companies in the Russell MidCap Growth Index or the S&P Mid Cap 400 Index. The Sub-Adviser focuses on midsize companies whose earnings are expected to grow at a rate faster than the average company.

The Portfolio may on occasion purchase a stock whose market capitalization is outside of the capitalization range of mid-cap companies. The market capitalization of the companies in the Portfolio, the Russell MidCap Growth Index and the S&P Mid Cap 400 Index will change over time, and the Portfolio will not automatically sell or cease to purchase a stock of a company it already owns just because the company's market capitalization grows or falls outside of the index ranges.

Stock selection is based on a combination of fundamental, bottom-up analysis and top-down quantitative strategies in an effort to identify companies with superior long-term appreciation prospects. The Sub-Adviser generally uses a growth approach, looking for companies with one or more of the following characteristics:

- a demonstrated ability to consistently increase revenues, earnings, and cash flow;
-    capable management;
-    attractive business niches; and
-    a sustainable competitive advantage.

In pursuing its investment objective, the Sub-Adviser has the discretion to purchase some securities that do not meet the Portfolio's normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Sub-Adviser believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the security.

While most assets will be invested in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures and options, in keeping with the Portfolio's investment objective.

The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

CHANGE IN PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

The principal risks of investing in the ING T. Rowe Price Diversified Mid Cap Growth Portfolio will be as set out below. As with any mutual fund, the Portfolio may not achieve its investment objective, and you could lose money, or not make money, by investing in the Portfolio.

                         ACTIVE OR FREQUENT TRADING RISK
                                DERIVATIVES RISK
                                GROWTH STOCK RISK
                             MARKET AND COMPANY RISK
                               MID CAP GROWTH RISK
                              OVER THE COUNTER RISK
                              FOREIGN MARKETS RISK

Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Portfolio.

CHANGE IN TEMPORARY DEFENSIVE STRATEGY

The reference to ING Alger Aggressive Growth Portfolio will be removed from the second sentence of the first paragraph of the section entitled "Additional Information About Investment Strategies - Temporary Defensive Investment Strategy" and "ING T. Rowe Price Diversified Mid Cap Growth Portfolio" will be added to the sixth sentence of that paragraph.

CHANGE IN ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES

The section entitled "ING Alger Aggressive Growth Portfolio" will be deleted in its entirety and replaced with the following:

             ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO

     PRINCIPAL INVESTMENT STRATEGIES: In seeking to achieve its investment objective, the Portfolio invests at least 80% of its total assets in the equity securities of companies that have a market capitalization within the range of companies in the Russell MidCap Growth Index or the S&P Mid Cap 400 Index. It focuses on midsize companies whose earnings are expected to grow at a rate faster than the average company.

SAI CHANGES:

All references in the SAI to "ING Alger Aggressive Growth Portfolio" will be replaced with "ING T. Rowe Price Diversified Mid Cap Growth Portfolio" throughout the SAI.

Page 4 - Non-fundamental investment restriction "i" is deleted in its entirety and replace it with the following:

         i. ING Salomon Brothers Large Cap Growth Portfolio and ING Baron Small Cap Growth Portfolios will invest no more than 5% and ING T. Rowe Price Diversified Mid Cap Growth Portfolio will invest no more than 10% of their respective net assets in warrants (valued at the lower of cost or market), of which not more than 2% of each Portfolio's net assets may be invested in warrants not listed on a recognized domestic stock exchange. Warrants acquired by each Portfolio as part of a unit or attached to securities at the time of acquisition are not subject to this limitation.

Page 5 - The section entitled "General" will be amended to add "ING T. Rowe Price Diversified Mid Cap Growth" to the 3rd sentence of the third paragraph.

Page 13 - The section entitled "Real Estate Investment Trusts (REITs)" will be amended to add "ING T. Rowe Price Diversified Mid Cap Growth" to the 1st sentence of the third paragraph.

Page 14 - The section entitled "Foreign Equity Securities" will be amended to add "ING T. Rowe Price Diversified Mid Cap Growth" to the 9th sentence. The Portfolio may invest up to 25% of its total assets in foreign securities.

Page 16 - The section entitled "Passive Foreign Investment Companies (PFICs)" will be amended to delete the reference to "ING Alger Aggressive Growth" from the first sentence.

Page 17 - The section entitled "Exchange Traded Funds (ETFs)" will be amended to add "ING T. Rowe Price Diversified Mid Cap Growth" to the 2nd sentence.

Page 27 - The section entitled "Options on Securities" will be amended to delete the reference to "ING Alger Aggressive Growth" from the first sentence.

Page 29 - The section entitled "Options on Stock Indices" will be amended to delete the reference to "ING Alger Aggressive Growth" from the first sentence.

Page 30 - The section entitled "FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS" will be amended to delete the reference to "ING Alger Aggressive Growth" from the first sentence.

Page 37 - The second sentence of the second paragraph of the section entitled "Temporary Defensive Positions" will be amended to read as follows:

     ING T. Rowe Price Diversified Mid Cap Growth may invest up to 20% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalizations outside the range of companies in the Russell MidCap Growth Index or the S&P Mid Cap 400 Index and in excess of that amount (up to 100% of its assets) during temporary defensive periods.

ING ALGER CAPITAL APPRECIATION PORTFOLIO

PORTFOLIO NAME CHANGE

The name of the Portfolio will change from ING Alger Capital Appreciation Portfolio to ING SALOMON BROTHERS LARGE CAP GROWTH PORTFOLIO. All references to ING Alger Capital Appreciation Portfolio will be changed to ING Salomon Brothers Large Cap Growth Portfolio throughout the Prospectuses and the SAI.

APPOINTMENT OF NEW SUB-ADVISER

On August 13, 2004, the Board of Directors of the Fund appointed Salomon Brothers Asset Management, Inc. (SaBAM) as the Sub-Adviser for ING Alger Capital Appreciation Portfolio. Fred Alger Management, Inc. will no longer serve as Sub-Adviser for the Portfolio. The principal business address for SaBAM is 399 Park Avenue, New York, New York 10022. SaBAM was established in 1987 and together with its affiliates in London, Tokyo and Hong Kong, provides a broad range of fixed income and equity investment services to individuals and institutional clients throughout the world. It is an indirect, wholly-owned subsidiary of Citigroup, Inc. ("Citigroup"). Citigroup businesses provide a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and securities trading -- and use diverse channels to make them available to consumer and corporate customers around the world. As of December 31, 2003, SaBAM managed approximately $65.1 billion in assets.

PORTFOLIO MANAGER CHANGE

Alan Blake will be primarily responsible for the day-to-day management of ING Salomon Brothers Large Cap Growth Portfolio. Mr. Blake is a Managing Director and Senior Portfolio Manager and he has been with SaBAM or its affiliates since 1991. He has more than 24 years of securities business experience.

CHANGE IN PRINCIPAL INVESTMENT STRATEGIES

The principal investment strategies of the ING Salomon Brothers Large Cap Growth Portfolio will be as follows:

The Portfolio normally invests at least 80% of its net assets in equity securities of large cap companies and related investments. The Portfolio will provide shareholders with at least 60 days prior written notice of any change in this non-fundamental investment policy. For the purposes of this 80% policy, large cap companies are considered to be companies with market capitalizations similar to companies in the Russell 1000 Index. Securities of companies whose market capitalizations no longer meet this definition after purchase by the Portfolio are still considered to be securities of large cap companies for purposes of this 80% policy. Equity securities include U.S. exchange traded and over-the-counter common stocks, debt securities convertible into equity securities, and warrants and rights relating to equity securities.

The Sub-Adviser emphasizes individual security selection while diversifying the Portfolio's investments across industries, which may help to reduce risk. The Sub-Adviser attempts to identify established large capitalization companies with the highest growth potential. The Sub-Adviser then analyzes each company in detail, ranking its management, strategy and competitive market position. Finally, the Sub-Adviser attempts to identify the best values available among the growth companies listed.

In selecting individual companies for investment, the Sub-Adviser considers:

   -    favorable earnings prospectus,
   -    technological innovation,
   -    industry dominance,
   -    competitive producers and services,
   -    global scope,
   -    long-term operating history,
   - consistent and sustainable long-term growth in dividends and earnings per share,
   -    strong cash flow,
   -    high return on equity,
   -    strong financial condition, and
   -    experienced and effective management.

CHANGE IN PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

The principal risks of investing in ING Salomon Brothers Large Cap Growth Portfolio will be as set out below. As with any mutual fund, the Portfolio may not achieve its investment objective, and you could lose money, or not make money, by investing in the Portfolio.

                         ACTIVE OR FREQUENT TRADING RISK
                                   CREDIT RISK
                              EMERGING MARKETS RISK
                              FOREIGN MARKETS RISK
                                GROWTH STOCK RISK
                               INTEREST RATE RISK
                                 LEVERAGING RISK
                             MARKET AND COMPANY RISK
                              OVER THE COUNTER RISK
                    SMALL AND MID-CAPITALIZATION COMPANY RISK

Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Portfolio.

CHANGE IN TEMPORARY DEFENSIVE STRATEGY

The reference to ING Alger Capital Appreciation will be removed from the second sentence of the first paragraph of the section entitled "Additional Information About Investment Strategies - Temporary Defensive Investment Strategy" and the following will be added after the second sentence of that paragraph:

     ING Salomon Brothers Large Cap Growth Portfolio may invest, for temporary defensive purposes, up to 100% of its assets in any type of money market instrument, short-term debt securities or cash.

CHANGE IN ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES

The section entitled "ING Alger Capital Appreciation Portfolio" will be deleted in its entirety and replaced with the following:

                 ING SALOMON BROTHERS LARGE CAP GROWTH PORTFOLIO

     PRINCIPAL INVESTMENT STRATEGIES: The Portfolio normally invests at least 80% of its net assets in equity securities of large capitalization companies and related instruments. The Portfolio may invest up to 10% of its net assets in the securities of foreign issuers directly or in the form of depositary receipts representing an interest in those securities. While the Portfolio intends to invest substantially all of its assets in equity securities, the Portfolio may maintain up to 20% of its assets in money market instruments and/or cash to pay expenses and meet redemption requests. Generally, the value of these fixed income obligations will decline if interest rates rise, the credit rating of the security is downgraded or the issuer defaults on its obligation to pay principal or interest. The Portfolio may invest up to 20% of its assets in equity securities of companies that are not considered to be large capitalization companies.

SAI CHANGES:

All references to "ING Alger Capital Appreciation Portfolio" will be changed to "ING Salomon Brothers Large Cap Growth Portfolio" throughout the SAI.

Page 14 - The section entitled "Unseasoned Companies" will be amended to add "ING Salomon Brothers Large Cap Growth Portfolio" to the 1st sentence.

Page 17 - The section entitled "Exchange-Traded Funds" will be amended to add "ING Salomon Brothers Large Cap Growth Portfolio" to the 3rd sentence.

Page 17 - The following section will be added following the section entitled "Exchange-Traded Funds:"

     INDEX-RELATED SECURITIES ("EQUITY EQUIVALENTS") - ING Salomon Brothers Large Cap Growth Portfolio is permitted to invest in certain types of securities that enable investors to purchase or sell shares in a portfolio of securities that seeks to track the performance of an underlying index or a portion of an index. Such Equity Equivalents include, among others, DIAMONDS (interests in a portfolio of securities that seeks to track the performance of the Dow Jones Industrial Average), SPDRs or Standard & Poor's Depositary Receipts (interests in a portfolio of securities that seeks to track the performance of the S&P 500 Index), WEBS or World Equity Benchmark Shares (interests in a portfolio of securities that seeks to track the performance of a benchmark index of a particular foreign country's stocks), and the Nasdaq-100 Trust (interests in a portfolio of securities of the largest and most actively traded non-financial companies listed on The Nasdaq Stock Market). Such securities are similar to index mutual funds, but they are traded on various stock exchanges or secondary markets. The value of these securities is dependent upon the performance of the underlying index on which they are based. Thus, these securities are subject to the same risks as their underlying indices as well as the securities that make up those indices. For example, if the securities comprising an index that an index-related security seeks to track perform poorly, the index-related security will lose value.

     Equity Equivalents may be used for several purposes, including to simulate full investment in the underlying index while retaining a cash balance for Portfolio management purposes, to facilitate trading, to reduce transaction costs or to seek higher investment returns when an Equity Equivalent is priced more attractively than securities in the underlying index. Because the expense associated with an investment in Equity Equivalents may be substantially lower than the expense of small investments directly in the securities comprising the indices they seek to track, investments in Equity Equivalents may provide a cost-effective means of diversifying the Portfolio's assets across a broad range of equity securities.

     To the extent the Portfolio invests in securities of other investment companies, Portfolio shareholders would indirectly pay a portion of the operating costs of such companies in addition to the expenses of its own operation. These costs include management, brokerage, shareholder servicing and other operational expenses. Indirectly, shareholders of the Portfolio may pay higher operational costs than if they owned the underlying investment companies directly. Additionally, the Portfolio's investments in such investment companies are subject to limitations under the 1940 Act and market availability.

     The prices of Equity Equivalents are derived and based upon the securities held by the particular investment company. Accordingly, the level of risk involved in the purchase or sale of an Equity Equivalent is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for such instruments is based on a basket of stocks. The market prices of Equity Equivalents are expected to fluctuate in accordance with both changes in the net asset values of their underlying indices and the supply and demand for the instruments on the exchanges on which they are traded. Substantial market or other disruptions affecting an Equity Equivalent could adversely affect the liquidity and value of the shares of the Portfolio.

Page 37 - The section entitled "Temporary Defensive Positions" will be amended to delete the last sentence of the second paragraph and replace it with the following:

     ING Salomon Brothers Large Cap Growth may invest up to 20% of its net assets in money market instruments, repurchase agreements and/or cash in excess of that amount (up to 100% of its assets) during temporary defensive periods.

ING ALGER GROWTH PORTFOLIO

PORTFOLIO NAME CHANGE

The name of the Portfolio will change from ING Alger Growth Portfolio to ING AMERICAN CENTURY SELECT PORTFOLIO. All references to ING Alger Growth Portfolio will be changed to ING American Century Select Portfolio throughout the Prospectuses and the SAI.

APPOINTMENT OF NEW SUB-ADVISER

On August 13, 2004, the Board of Directors of the Fund appointed American Century Investment Management, Inc. ("American Century") as the Sub-Adviser for ING Alger Growth Portfolio. Fred Alger Management, Inc. will no longer serve as Sub-Adviser for the Portfolio. The principal business address for American Century is 4500 Main Street, Kansas City, Missouri, 64111. American Century has been an investment adviser since 1958.

PORTFOLIO MANAGER CHANGE

The Portfolio will be co-managed by John R. Sykora and Keith Lee. Mr. Sykora, Vice President and Senior Portfolio Manager of American Century, has been a member of the large cap growth team that manages the Portfolio and a similar American Century fund since September 2002. He joined American Century in May 1994 as an Investment Analyst and became a Portfolio Manager in November 1997. Mr. Sykora is a CFA charterholder. Mr. Lee, Portfolio Manager of American Century, has been a member of the large cap growth team that manages the Portfolio and a similar American Century fund since October 2001. He became a Portfolio Manager in July 2003. He was an International Analyst for American Century from July 1998 to July 2000 and a Telecommunications Analyst for Galleon Management from July 2000 to September 2001. Mr. Lee is a CFA charterholder.

CHANGE IN PRINCIPAL INVESTMENT STRATEGIES

The principal investment strategies of ING American Century Select Portfolio will be as follows:

The Portfolio seeks to achieve its investment objective by investing in stocks of companies the Sub-Adviser believes will increase in value over time, using a growth investment strategy developed by the Sub-Adviser. This strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating, pace. It also includes companies whose growth rates, although still negative, are less negative than in prior periods. This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value. The Sub-Adviser uses a bottom-up approach to select stocks to buy for the Portfolio. This means that the Sub-Adviser makes its investment decisions based on the business fundamentals of the individual companies, rather than on economic forecasts or the outlook for industries or sectors. The Portfolio generally invests in larger companies, although it may purchase companies of any size.

CHANGE IN PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

The principal risks of investing in ING American Century Select Portfolio will be as set out below. As with any mutual fund, the Portfolio may not achieve its investment objective, and you could lose money, or not make money, by investing in the Portfolio.

                         ACTIVE OR FREQUENT TRADING RISK
                                  CURRENCY RISK
                                DERIVATIVES RISK
                              FOREIGN MARKETS RISK
                                GROWTH STOCK RISK
                             MARKET AND COMPANY RISK

Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Portfolio.

CHANGE IN TEMPORARY DEFENSIVE STRATEGY

The reference to ING Alger Growth Portfolio will be deleted from the second sentence of the first paragraph of the section entitled "Additional Information About Investment Strategies - Temporary Defensive Investment Strategy" and the following will be added:

     ING American Century Select Portfolio may invest up to 100% of its assets in U.S. Government securities.

CHANGE IN ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES

The section entitled "ING Alger Growth Portfolio" will be deleted in its entirety and replaced with the following:

                      ING AMERICAN CENTURY SELECT PORTFOLIO

     PRINCIPAL INVESTMENT STRATEGIES: The Portfolio seeks to achieve its investment objective by investing in stocks of companies the Sub-Adviser believes will increase in value over time, using a growth investment strategy developed by the Sub-Adviser. This strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating, pace. It also includes companies whose growth rates, although still negative, are less negative than in prior periods. This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value.

     The Sub-Adviser uses a bottom-up approach to select stocks to buy for the Portfolio. This means that the Sub-Adviser makes its investment decisions based on the business fundamentals of the individual companies, rather than on economic forecasts or the outlook for industries or sectors. Using the Sub-Adviser's extensive computer database, the managers track financial information for thousands of companies' earnings and revenues. This information is used to help the Sub-Adviser select or hold the stocks of companies it believes will be able to sustain accelerating growth and sell the stocks of companies whose growth begins to slow down.

     The Portfolio generally invests in larger companies, although it may purchase companies of any size. Although most of the Portfolio's assets will be invested in U.S. companies, there is no limit on the amount of assets the Portfolio can invest in foreign companies. Most of the Portfolio's foreign investments are in companies located and doing business in developed countries. Under normal market conditions, the Portfolio will be essentially fully invested in stocks regardless of the movement of stock prices generally. When the Sub-Adviser believes it is prudent, it may invest a portion of the Portfolio's assets in convertible debt securities, equity-equivalent securities, foreign securities, short-term securities, notes, bonds and other debt securities, non-leveraged future contracts and other similar securities. Futures contracts, a type of derivative security, can help the Portfolio's cash assets remain liquid while performing more like stocks. The Sub-Adviser has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of instruments. For example, the Sub-Adviser cannot invest in a derivative security if it would be possible for the Portfolio to lose more money than it invested.

SAI CHANGES:

All references to "ING Alger Growth Portfolio" will be changed to "ING American Century Select Portfolio" throughout the SAI.

Page 3 - "ING American Century Select Portfolio" will be added to the 7th sentence of fundamental investment policy no. 7.

Page 3 - "ING American Century Select Portfolio" will be added to fundamental investment policy no. 10.

Page 4 - "ING American Century Select Portfolio" will be added to non-fundamental investment policy "e."

Page 4 - "ING Alger Growth Portfolio" will be deleted from non-fundamental investment policies "f," "h," and "i."

Page 6 - The section entitled "Description of Various Securities and Investment Policies and Practices - Investment Policies and Specific Portfolios" will be amended to add the following after the second paragraph:

     ING AMERICAN CENTURY SELECT PORTFOLIO - In general, with the restrictions outlined in this SAI and in the Prospectuses, the Sub-Adviser has broad powers to decide how to invest the Portfolio's assets, including the power to hold them uninvested. Investments are varied according to what is judged advantageous under the changing economic conditions. It is the Sub-Adviser's policy to retain maximum flexibility in management without restrictive provisions as to the proportion of one or another class of securities that may be held, subject to the investment restrictions described in this SAI. It is the Sub-Adviser's intention that the Portfolio generally will consist of equity and equity-related securities. However, subject to the specific limitations applicable to the Portfolio, the Sub-Adviser may invest the assets of the Portfolio in varying amounts using other investment techniques, when such a course is deemed appropriate to pursue the Portfolio's investment objective. Senior securities that are high-grade issues, in the opinion of the Sub-Adviser, also may be purchased for defensive purposes. So long as a sufficient number of acceptable securities are available, the Sub-Adviser intends to keep the Portfolio fully invested. However, should the Portfolio's investment methodology fail to identify sufficient acceptable securities, or for any reason including the desire to take a temporary defensive position, the Portfolio may invest up to 100% of its assets in U.S.

     Government securities. The Sub-Adviser may use futures and options as a way to expose the Portfolio's cash assets to the market while maintaining liquidity.

Page 13 - The section entitled "Real Estate Investment Trusts (REITs)" will be amended to add "ING American Century Select Portfolio" 1st sentence of the first paragraph.

Page 14 - The section entitled "Unseasoned Companies" will be amended to add "ING American Century Select Portfolio" to the 1st sentence.

Page 14 - The section entitled "Foreign Equity Securities will be amended to delete the reference to "ING Alger Growth Portfolio" and add "ING American Century Select Portfolio" to the 9th sentence. In addition, the Portfolio may invest up to 35% of its assets in foreign equity securities.

Page 16 - The section entitled "Passive Foreign Investment Companies ("PFICs)" is amended to delete the reference to "ING Alger Growth Portfolio."

Page 17 - The section entitled "Exchange Traded Funds" is amended to add "ING American Century Select Portfolio" to the 3rd sentence.

Page 17 - The section entitled "Hybrid Instruments" is amended to add "ING American Century Select Portfolio" to the 1st sentence.

Page 27 - The section entitled "Options on Securities" is amended to delete the reference to "ING Alger Growth Portfolio."

Page 29 - The section entitled "Options on Stock Indices" is amended to delete the reference to "ING Alger Growth Portfolio."

Page 30 - The section entitled "Futures Contracts and Options on Futures Contracts" is amended to delete the reference to "ING Alger Growth Portfolio."

Page 37 - The section entitled "Temporary Defensive Positions" is amended to delete the first and second sentence of the second paragraph.

ING MFS GLOBAL GROWTH PORTFOLIO

PORTFOLIO NAME CHANGE

The name of the Portfolio will change from ING MFS Global Growth Portfolio to ING OPPENHEIMER GLOBAL PORTFOLIO. All references to ING MFS Global Growth Portfolio will be changed to ING Oppenheimer Global Portfolio throughout the Prospectuses and the SAI.

APPOINTMENT OF NEW SUB-ADVISER

On August 13, 2004, the Board of Directors of the Fund appointed OppenheimerFunds, Inc. as the Sub-Adviser (Sub-Adviser) for ING MFS Global Growth Portfolio. Massachusetts Financial Service Company ("MFS") will no longer serve as Sub-Adviser for the Portfolio. The principal business address for OppenheimerFunds, Inc. is Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10080. OppenheimerFunds, Inc. has operated as an investment advisor since January 1960. As of December 31, 2003, OppenheimerFunds, Inc. managed approximately $135 billion in assets.

PORTFOLIO MANAGER CHANGE

The Portfolio will be managed by William L. Wilby and Rajeev Bhaman. Mr. Wilby is a Senior Vice President and Senior Investment Officer, Director of Equities for OppenheimerFunds, Inc. He also serves as an officer and portfolio manager for other funds managed by OppenheimerFunds, Inc. Mr. Wilby joined OppenheimerFunds, Inc. in 1991. Mr. Bhaman is a Vice President of OppenheimerFunds, Inc. and portfolio manager of other funds managed by OppenheimerFunds, Inc. Prior to joining OppenheimerFunds, Inc. in 1996, Mr. Bhaman was employed by Barclays de Zoete Wedd Inc., concentrating on Asian research and research sales.

CHANGE IN PRINCIPAL INVESTMENT STRATEGIES

The principal investment strategies of the ING Oppenheimer Global Portfolio will be as follows:

The Portfolio invests mainly in common stocks of companies in the U.S. and foreign countries. The Portfolio can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets. However, the Portfolio currently emphasizes investments in developed markets such as the United States, Western European countries and Japan. The Portfolio does not limit its investments to companies in a particular capitalization range, but currently focuses its investments in mid- and large-cap companies.

The Portfolio is not required to allocate its investments in any set percentages in any particular countries. The Portfolio normally will invest in at least three countries (one of which may be the United States). Typically the Portfolio invests in a number of different countries.

In selecting securities for the Portfolio, the Sub-Adviser looks primarily for foreign and U.S companies with high growth potential. The Sub-Adviser uses fundamental analysis of a company's financial statements, management structure, operations and product development, and considers factors affecting the industry of which the issuer is part.

The Sub-Adviser considers overall and relative economic conditions in U.S. and foreign markets, and seeks broad portfolio diversification in different countries to help moderate the special risks of foreign investing. The Sub-Adviser currently focuses on the factors below (which may vary in particular cases and may change over time), looking for:

   - stocks of small-, medium-, and large-cap growth-oriented companies worldwide,
   -    companies that stand to benefit from global growth trends,
   - businesses with strong competitive positions and high demand for their products or services,
   - cyclical opportunities in the business cycle and sectors or industries that may benefit from those opportunities.

In applying these and other selection criteria, the Sub-Adviser considers the effect of worldwide trends on the growth of various business sectors. The trends, or global "themes," currently considered include development of new technologies, corporate restructuring, the growth of mass affluence and demographic changes.

CHANGE IN PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

The principal risks of investing in ING Oppenheimer Global Portfolio will be as set out below. As with any mutual fund, the Portfolio may not achieve its investment objective, and you could lose money, or not make money, by investing in the Portfolio.

                         ACTIVE OR FREQUENT TRADING RISK
                              ASSET ALLOCATION RISK
                                  CURRENCY RISK
                              EMERGING GROWTH RISK
                              EMERGING MARKETS RISK
                              FOREIGN MARKETS RISK
                              GEOGRAPHIC FOCUS RISK
                                GROWTH STOCK RISK
                               INDUSTRY FOCUS RISK
                             MARKET AND COMPANY RISK
                   SMALL- AND MID- CAPITALIZATION COMPANY RISK

Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Portfolio.

CHANGE TO BENCHMARK FOR ING OPPENHEIMER GLOBAL PORTFOLIO

Average total returns for ING Oppenheimer Global Portfolio will be compared with the Morgan Stanley Capital International, Inc. ("MSCI") World Index. The MSCI World Index is an unmanaged index of issuers listed on the stock exchanges of 20 foreign countries and the U.S.

THE CHART BELOW REPLACES A SIMILAR CHART FOUND IN THE "PORTFOLIO PERFORMANCE" SECTION OF THE INITIAL CLASS PROSPECTUS.

PERIODS ENDED DECEMBER 31, 2003(1)

                                                                  1 YEAR     SINCE INCEPTION*
              ING Oppenheimer Global Portfolio (I Class)          33.73%          7.21%
              MSCI All Country World Free Index                   34.63%          4.15%
              MSCI World Index                                    33.76%          6.38%
              Morningstar World Stock Average                     34.33%          5.26%

    *  Since May 1, 2002.

  (1) Prior to November 8, 2004, the Portfolio was sub-advised by a different sub-adviser.

THE CHART BELOW REPLACES A SIMILAR CHART FOUND IN THE "PORTFOLIO PERFORMANCE" SECTION OF THE SERVICE CLASS AND ADVISER CLASS PROSPECTUS.

PERIODS ENDED DECEMBER 31, 2003(1)

                                                                  1 YEAR     SINCE INCEPTION*
              ING Oppenheimer Global Portfolio (S Class)          31.82%          6.21%
              ING Oppenheimer Global Portfolio (A Class)          31.50%          5.98%
              MSCI All Country World Free Index                   34.63%          4.15%
              MSCI World Index                                    33.76%          6.38%
              Morningstar World Stock Average                     34.33%          5.26%

  * Since May 1, 2002.

  (1) Prior to November 8, 2004, the Portfolio was sub-advised by a different sub-adviser.

CHANGE IN ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES

The section entitled "ING MFS Global Growth Portfolio" will be deleted in its entirety and replaced with the following:

                        ING OPPENHEIMER GLOBAL PORTFOLIO

     PRINCIPAL INVESTMENT STRATEGIES: The allocation of the Portfolio's investment portfolio among different investments will vary over time based upon the Sub-Adviser's evaluation of economic and market trends. The Portfolio's investment portfolio might not always include all of the different types of investments described in this Prospectus. The Sub-Adviser tries to reduce risks by carefully researching securities before they are purchased. The Portfolio attempts to reduce its exposure to market risks by diversifying its investments. Also, the Portfolio does not concentrate 25% or more of its total assets in any one industry. However, changes in the overall market prices of securities and the income they pay can occur at any time. In addition, from time to time, the Portfolio may increase the relative emphasis of its investments in a particular industry. The share price of the Portfolio will change daily based on changes in market prices of securities and market conditions and in response to other economic events.

     The foreign securities the Portfolio can buy include stocks and other equity securities of companies organized under the laws of a foreign country or companies that have a substantial portion of their operations or assets abroad, or derive a substantial portion of their revenue or profits from businesses, investments or sales outside the U.S. Foreign securities include securities traded primarily on foreign securities exchanges or in the foreign over-the-counter market. The Portfolio can also buy foreign debt securities.

     The Portfolio's investments include common stocks of foreign and domestic companies that the Sub-Adviser believes have growth potential. Growth companies can be new or established companies that may be developing new products or services that have relatively favorable prospects, or that are expanding into new and growing markets. Growth companies may be applying new technology, new or improved distribution techniques or developing new services that might enable them to capture a dominant or important market position. Growth companies tend to retain a large part of their earnings and therefore, do not tend to emphasize paying dividends and may not pay dividends for some time. They are selected because the Sub-Adviser believes the price of their stock will increase over the long term. However, growth stocks may be more volatile than other stock investments. They may lose favor with investors if the issuer's business plans do not product the expected results, or if growth investing falls out of favor with investors.

     The Portfolio may also invest in other equity instruments such as preferred stocks, warrants and securities convertible into common stocks. The Portfolio may invest up to 15% of its assets in illiquid or restricted securities. In addition, the Portfolio may invest in derivative instruments, including options, futures and forward contracts. The Portfolio can buy and sell hedging instruments (forward contracts, futures contracts and put and call options).

SAI CHANGES:

All references to "ING MFS Global Growth Portfolio" will be changed to "ING Oppenheimer Global Portfolio" throughout the SAI.

Page 4 - The section listing the non-fundamental investment policies will be amended to delete "b" in its entirety and replace it with the following:

     b. No Portfolio will borrow for leveraging purposes (except ING Oppenheimer Global which may borrow up to 10% of net assets on an unsecured basis to invest the borrowed funds in portfolio securities).

Page 23 - The section entitled "Investment Policies, Practices and Various
     Securities in General - Swaps, Caps, Floors and Collars" will be amended to add "ING Oppenheimer Global" to the 1st sentence.

ING UBS U.S. ALLOCATION PORTFOLIO
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

PORTFOLIO NAME CHANGE

The name of the Portfolio will change from ING UBS U.S. Allocation Portfolio to ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO. All references to ING UBS U.S. Allocation Portfolio will be changed to ING Van Kampen Equity and Income Portfolio throughout the Prospectuses and the SAI.

APPOINTMENT OF NEW SUB-ADVISER

On August 13, 2004, the Board of Directors of the Fund appointed Morgan Stanley Investment Management, Inc. ("MSIM Inc.") as the Sub-Adviser for ING UBS U.S. Allocation Portfolio. UBS Global Asset Management (US) Inc. will no longer serve as Sub-Adviser for the Portfolio. The principal business address for MSIM Inc. is 1221 Avenue of the Americas, New York, New York 10020. MSIM Inc. is a wholly-owned subsidiary of Morgan Stanley, a global securities firm engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. MSIM Inc. does business in certain instances (including in its role as Sub-Adviser to the Portfolio) under the name "Van Kampen." MSIM Inc., together with its affiliated asset management companies, had approximately $421 billion in assets under management as of December 31, 2003

PORTFOLIO MANAGER CHANGE

The equity portion of the Portfolio will be managed by the Sub-Adviser's Equity Income Team. The fixed income portion of the Portfolio will be managed by the Sub-Adviser's Taxable Fixed Income Team. Each team is made up of established investment professionals. Current members of the Equity Income Team include James A. Gilligan, James O. Roeder, Thomas Bastian, Sergio Marcheli, and Vincent
E. Vizachero. The composition of each team may change without notice from time to time.

CHANGE IN PRINCIPAL INVESTMENT STRATEGIES

The principal investment strategies of the ING Van Kampen Equity and Income Portfolio will be as follows:

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity and income securities at the time of investment. The Portfolio will provide shareholders with at least 60 days prior written notice of any changes in this non-fundamental investment policy. The Portfolio seeks to achieve its investment objective by investing primarily in income-producing equity instruments (including common stocks, preferred stocks and convertible securities) and investment grade quality debt securities. Investment grade securities are securities rated BBB or higher by Standard & Poor's ("S&P") or Baa or higher by Moody's Investors Services, Inc., ("Moody's") or unrated securities determined by the Sub-Adviser to be of comparable quality. The composition of the Portfolio's investments will vary over time based upon evaluations of economic conditions by the Sub-Adviser and its belief about which securities would best accomplish the Portfolio's investment objective. The Portfolio emphasizes a value style of investing, seeking well-established, undervalued companies that the Sub-Adviser believes offer the potential for income and long-term growth of capital. Portfolio securities are typically sold when the assessments of the Sub-Adviser of the income or growth potential of such securities materially change. Under normal market conditions, the Portfolio invests at least 65% of its total assets in income-producing equity securities. The Portfolio may invest up to 25% of its total assets in securities of foreign issuers. The Portfolio may purchase and sell certain derivative instruments, such as options, futures contracts, and options on futures contracts, for various portfolio management purposes, including to earn income, to facilitate portfolio management and to mitigate risks.

CHANGE IN PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

The principal risks of investing in ING Van Kampen Equity and Income Portfolio will be as set out below. As with any mutual fund, there can be no assurance that the Portfolio will achieve its investment objective, and you could lose money, or not make money, by investing in the Portfolio.

                         ACTIVE OR FREQUENT TRADING RISK
                              ASSET ALLOCATION RISK
                                   CREDIT RISK
                                DERIVATIVES RISK
                              FOREIGN MARKETS RISK
                               INTEREST RATE RISK
                             MARKET AND COMPANY RISK
                            PRE-PAYMENT OR CALL RISK
                    SMALL AND MID-CAPITALIZATION COMPANY RISK

Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Portfolio.

CHANGE TO BENCHMARK FOR ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO

Average total returns for ING Van Kampen Equity and Income Portfolio will be compared with the Russell 1000 Value Index. The Russell 1000 Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower than forecasted growth values. The Morningstar Moderate Allocation Category Average is a composite of the annual returns of mutual funds with characteristics similar to those of the Portfolio.

THE CHART BELOW REPLACES A SIMILAR CHART FOUND IN THE "PORTFOLIO PERFORMANCE" SECTION OF THE INITIAL CLASS PROSPECTUS.

PERIODS ENDED DECEMBER 31, 2003(1)

                                                                  1 YEAR     SINCE INCEPTION*
              ING Van Kampen Equity and Income
                Portfolio (I Class)                               27.37%         (1.33)%
              S&P 500 Index                                       28.68%          0.12%
              Russell 1000 Value Index                            30.03%          4.81%
              Morningstar Moderate Allocation Category Average    20.06%          2.97%

  * Since December 31, 2001.

  (1) Prior to November 8, 2004, the Portfolio was managed by a different sub-adviser.

THE CHART BELOW REPLACES A SIMILAR CHART FOUND IN THE "PORTFOLIO PERFORMANCE" SECTION OF THE SERVICE CLASS AND ADVISER CLASS PROSPECTUS.

PERIODS ENDED DECEMBER 31, 2003(1)

                                                                  1 YEAR     SINCE INCEPTION*
              ING Van Kampen Equity and Income
                Portfolio (S Class)                               27.04%         (1.58)%
              ING Van Kampen Equity and Income
                Portfolio (ADV Class)                             26.76%         (1.83)%
              S&P 500 Index                                       28.68%          0.12%
              Russell 1000 Value Index                            30.03%          4.81%
              Morningstar Moderate Allocation Category Average    20.06%          2.97%

  * Since December 31, 2001.

  (1) Prior to November 8, 2004, the Portfolio was managed by a different sub-adviser.

CHANGE IN ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES

The section entitled "ING UBS U.S. Allocation Portfolio" will be deleted in its entirety and replaced with the following:

                   ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO

     PRINCIPAL INVESTMENT STRATEGIES: In selecting securities, the Sub-Adviser focuses on a security's potential for income and long-term growth of capital. The Portfolio emphasizes a value style of investing and seeks income-producing securities that have attractive growth potential on an individual company basis. The Sub-Adviser seeks to identify companies that are undervalued and have identifiable factors that might lead to improved valuations. The Portfolio's style presents the risk that the valuations never improve or that the returns on value securities are less than returns on other styles of investing or the overall market. The Portfolio may invest in securities that do not pay dividends or interest and securities that have above average volatility of price movement, including warrants or rights to acquire securities. Because prices of equity securities and debt securities fluctuate, the value of an investment in the Portfolio will vary based on the Portfolio's investment performance. In an effort to reduce the Portfolio's overall exposure to any individual security price decline, the Portfolio spreads its investments over many different companies in a variety of industries. The Sub-Adviser focuses on large size companies, although the Portfolio may invest in companies of any size.

     Income producing securities can include common and preferred stocks and convertible securities, including below investment grade convertible securities. In addition, while the Portfolio primarily invests in income-producing equity securities, it also may invest in investment grade quality debt securities at the time of purchase. The Portfolio may invest up to 25% of its total assets in securities of foreign issuers and up to 10% of its net assets in illiquid securities and certain restricted securities. The Portfolio may engage in repurchase agreements with broker-dealers, banks and other financial institutions for cash management purchases.

     The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into opportunities it believes are more promising.

SAI CHANGES:

All references to "ING UBS U.S. Allocation Portfolio" will be changed to "ING Van Kampen Equity and Income Portfolio" throughout the SAI.

Page 7 - The section entitled "ING UBS U.S. Allocation" will be deleted in its entirety and replaced with the following:

     ING VAN KAMPEN EQUITY AND INCOME - Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity and income securities at the time of investment. The Portfolio will provide shareholders with at least 60 days prior written notice of any changes in this non-fundamental investment policy. In addition, the Portfolio normally invests at least 65% of its total assets in income-producing equity securities. The Portfolio may invest up to 25% of its total assets in securities of foreign issuers. The Portfolio may purchase and sell certain derivative instruments, such as options, futures contracts, and options on futures contracts, for various portfolio management purposes, including to earn income, to facilitate portfolio management and to mitigate risks.

Page 14 - The section entitled "Unseasoned Companies" will be amended to add "ING Van Kampen Equity and Income Portfolio."

Page 17 - The section entitled "Short-Term Corporate Debt Securities and Commercial Paper" will be amended to add "ING Van Kampen Equity and Income Portfolio."

ING ALGER AGGRESSIVE GROWTH, ING ALGER CAPITAL APPRECIATION, ING ALGER GROWTH, ING MFS GLOBAL GROWTH AND ING UBS U.S. ALLOCATION PORTFOLIOS

Pages 49- 50 - The table in the section entitled "Sub-Advisory Agreements" is amended to delete the references to ING Alger Aggressive Growth, ING Alger Capital Appreciation, ING Alger Growth, ING MFS Global Growth and ING UBS U.S. Allocation Portfolios and add the following:

    PORTFOLIO                                                     SUB-ADVISER
ING T. Rowe Price Diversified Mid Cap Growth Portfolio        T. Rowe Price Associates, Inc. (T. Rowe Price) *

ING Salomon Brothers Large Cap Growth Portfolio               Salomon Brothers Asset Management, Inc. (SaBAM) *

ING American Century Select Portfolio                         American Century Investment Management, Inc. (American Century) *

ING Oppenheimer Global Portfolio                              OppenheimerFunds, Inc. **

ING Van Kampen Equity and Income Portfolio                    Morgan Stanley Investment Management, Inc. d/b/a
                                                              Van Kampen (Van Kampen)***

Page 50 - The table in the section entitled "Sub-Advisory Agreements" is amended to add the following footnotes:

     * T. Rowe Price serves as Sub-Adviser to ING T. Rowe Price Diversified Mid Cap Growth Portfolio, SaBAM serves as Sub-Adviser to ING Salomon Brothers Large Cap Growth Portfolio, and American Century serves as Sub-Adviser to ING American Century Select Portfolio. Prior to November 8, 2004, Fred Alger Management, Inc. served as each Portfolio's sub-adviser.

     ** OppenheimerFunds, Inc. serves as Sub-Adviser to ING Oppenheimer Global Portfolio. Prior to November 8, 2004, Massachusetts Financial Services Company served as the Portfolio's sub-adviser.

     *** Van Kampen serves as Sub-Adviser to ING Van Kampen Equity and Income Portfolio. Prior to November 8, 2004, UBS Global Asset Management (US) Inc. served as the Portfolio's sub-adviser.

Page 51 - The table in the section entitled "Sub-Advisory Agreements" is amended to delete the references to ING Alger Aggressive Growth, ING Alger Capital Appreciation, ING Alger Growth, ING MFS Global Growth and ING UBS U.S. Allocation Portfolios and add the following:


     ING T. Rowe Price Diversified Mid Cap Growth Portfolio       0.50% on the first $250 million
                                                                  0.45% on the next $500 million
                                                                  0.40% from $750 million - $1.5 billion#

     ING Salomon Brothers Large Cap Growth Portfolio              0.35% on the first $500 million
                                                                  0.30% on the next $1.5 billion
                                                                  0.25% over $2 billion##

     ING American Century Select Portfolio                        0.40% on the first $500 million*
                                                                  0.35% on the next $500 million
                                                                  0.30% over $1 billion

     ING Oppenheimer Global Portfolio                             0.23% on all assets###

     ING Van Kampen Equity and Income Portfolio                   0.30% on the first $250 million
                                                                  0.25% on the next $300 million
                                                                  0.20% over $550 million

Page 51 - The table in the section entitled "Sub-Advisory Agreements" is amended to delete the first footnote ("*") and replace it with the following:

     * The fee on the first $500 million will be reduced to 0.35% if cumulative U.S. large cap assets under management sub-advised by American Century exceed $650 million.

Page 51- In addition, the table in the section entitled "Sub-Advisory Agreements" is amended to add the following footnotes:

     # The Portfolio will be combined with three other portfolios sub-advised by
     T. Rowe Price in ING Partners, Inc. and ING Investors Trust in calculating the preferred provider discount offered by T. Rowe Price as a group fee waiver. For aggregate assets between $750 million and $1.5 billion there will be a 5% discount, for aggregate assets between $1.5 billion and $3.0 billion there will be a 7.5% discount and for aggregate assets greater than $3.0 billion, there will be a 10% discount.

     ## Assets of the Portfolio will be combined with the assets of ING Salomon Brothers Aggressive Growth Portfolio for purposes of calculating breakpoint discount.

     ### If the combined aggregate asset levels fail to exceed $1 billion for all combined Portfolios sub-advised by OppenheimerFunds, Inc., such fees will revert to 0.30% on all assets.

ALL CHANGES OUTLINED BELOW ARE EFFECTIVE DECEMBER 1, 2004.

ING ALGER AGGRESSIVE GROWTH, ING ALGER CAPITAL APPRECIATION, ING ALGER GROWTH, ING MFS GLOBAL GROWTH AND ING UBS U.S. ALLOCATION PORTFOLIOS

The Initial Class shares' Annual Portfolio Operating Expenses table on page 31 in the section entitled "Portfolio Fees and Expenses" of the Initial Class Prospectus is amended to delete the references to ING Alger Aggressive Growth, ING Alger Capital Appreciation, ING Alger Growth, ING UBS U.S. Allocation and ING MFS Global Growth Portfolios and add the following:

                                                                                    GROSS                      TOTAL NET
                                                                                    ANNUAL                     ANNUAL
                                          MANAGEMENT  DISTRIBUTION                  OPERATING   WAIVERS AND    OPERATING
                                          FEE         (12b-1) FEES  OTHER EXPENSES  EXPENSES   REIMBURSEMENTS  EXPENSES
                                          ------------------------------------------------------------------------------
ING T. Rowe Price Diversified
  Mid Cap Growth Portfolio
(formerly, ING Alger Aggressive
  Growth Portfolio)                        .64%****        --           .02%+        .66%           --          .66%

ING Salomon Brothers Large
  Cap Growth Portfolio
(formerly, ING Alger Capital
  Appreciation Portfolio)                  .70%            --           .17%+        .87%           --          .87%

ING American Century Select Portfolio
(formerly, ING Alger Growth Portfolio)     .64%****        --           .02%+        .66%           --          .66%

ING Oppenheimer Global Portfolio
(formerly, ING MFS Global
  Growth Portfolio)                        .60%            --           .06%+        .66%           --          .66%

ING Van Kampen Equity and
  Income Portfolio
(formerly, ING UBS U.S.
  Allocation Portfolio)                    .55%****        --           .02%+        .57%           --          .57%


The Initial Class shares' Annual Portfolio Operating Expenses table on page 31 in the section entitled "Portfolio Fees and Expenses" of the Initial Class Prospectus is amended to add the following footnotes:

     **** Effective December 1, 2004, Management Fees have been restated to reflect a decrease as follows: from 0.85% to 0.64% for ING T. Rowe Price Diversified Mid Cap Portfolio, from 0.80% to 0.64% for ING American Century Select Portfolio, and from 0.85% to 0.55% for ING Van Kampen Equity and Income Portfolio.
     + Effective December 1, 2004, the Administrative Fees have been restated to reflect a decrease as follows: from 0.20% to 0.02% for ING T. Rowe Price Diversified Mid Cap Portfolio, ING American Century Select Portfolio and ING Van Kampen Equity and Income Portfolio; from 0.20% to 0.17% for ING Salomon Brothers Large Cap Portfolio; and from 0.60% to 0.06% for ING Oppenheimer Global Portfolio.

The Example table for Initial Class shares on page 32 of the Initial Class Prospectus is amended to delete the references to ING Alger Aggressive Growth, ING Alger Capital Appreciation, ING Alger Growth, ING UBS U.S. Allocation and ING MFS Global Growth Portfolios and add the following:

                                                        1 YEAR         3 YEARS          5 YEARS      10 YEARS
ING T. Rowe Price Diversified
  Mid Cap Growth Portfolio
(formerly, ING Alger Aggressive Growth Portfolio)       $   67         $   211          $   368      $    822

ING Salomon Brothers Large Cap Growth Portfolio
(formerly, ING Alger Capital Appreciation Portfolio)    $   89         $   278          $   482      $  1,073

ING American Century Select Portfolio
(formerly, ING Alger Growth Portfolio)                  $   67         $   211          $   368      $    822

ING Oppenheimer Global Portfolio
(formerly, ING MFS Global Growth Portfolio)             $   67         $   211          $   368      $    822

ING Van Kampen Equity and Income Growth Portfolio
(formerly, ING UBS U.S. Allocation Portfolio)           $   58         $   183          $   318      $    714


The Service Class shares' Annual Portfolio Operating Expenses table on page 33 in the section entitled "Portfolio Fees and Expenses" of the Service Class and Adviser Class Prospectus is amended to delete the references to ING Alger Aggressive Growth, ING Alger Capital Appreciation, ING Alger Growth, ING UBS U.S. Allocation and ING MFS Global Growth Portfolios and add the following:

                                                                                             GROSS                    TOTAL NET
                                                                                            ANNUAL                      ANNUAL
                                          MANAGEMENT  DISTRIBUTION                         OPERATING    WAIVERS AND   OPERATING
                                             FEE      (12b-1) FEES     OTHER EXPENSES       EXPENSES  REIMBURSEMENTS   EXPENSES
                                          -------------------------------------------------------------------------------------
                                                                    ADMIN.    SHAREHOLDER
                                                                    SERVICES   SERVICES
                                                                    FEE          FEE
                                                                    ---------------------
ING T. Rowe Price Diversified
  Mid Cap Growth Portfolio
(formerly, ING Alger Aggressive
  Growth Portfolio)                        .64%****       --         .02%+     .25%           .91%         --            .91%

ING Salomon Brothers Large
  Cap Growth Portfolio
(formerly, ING Alger Capital
  Appreciation Portfolio)                  .70%           --         .17%+     .25%          1.12%         --           1.12%

ING American Century Select Portfolio
(formerly, ING Alger Growth Portfolio)     .64%****       --         .02%+     .25%           .91%         --            .91%

ING Oppenheimer Global Portfolio
(formerly, ING MFS Global Growth
  Portfolio)                               .60%           --         .06%+     .25%           .91%         --            .91%

ING Van Kampen Equity and
  Income Portfolio
(formerly, ING UBS U.S.
  Allocation Portfolio)                    .55%****       --         .02%+     .25%           .82%         --            .82%

The Service Class shares' Annual Portfolio Operating Expenses table on page 33 in the section entitled "Portfolio Fees and Expenses" of the Service Class and Adviser Class Prospectus is amended to add the following footnotes:

     **** Effective December 1, 2004, Management Fees have been restated to reflect a decrease as follows: from 0.85% to 0.64% for ING T. Rowe Price Diversified Mid Cap Portfolio, from 0.80% to 0.64% for ING American Century Select Portfolio, and from 0.85% to 0.55% for ING Van Kampen Equity and Income Portfolio.
     + Effective December 1, 2004, the Administrative Fees have been restated to reflect a decrease as follows: from 0.20% to 0.02% for ING T. Rowe Price Diversified Mid Cap Portfolio, ING American Century Select Portfolio and ING Van Kampen Equity and Income Portfolio; from 0.20% to 0.17% for ING Salomon Brothers Large Cap Portfolio; and from 0.60% to 0.06% for ING Oppenheimer Global Portfolio.

The Example table for Service Class shares on page 34 of the Service Class and Adviser Class Prospectus is amended to delete the references to ING Alger Aggressive Growth, ING Alger Capital Appreciation, ING Alger Growth, ING UBS U.S. Allocation and ING MFS Global Growth Portfolios and add the following:

                                                         1 YEAR         3 YEARS          5 YEARS      10 YEARS
ING T. Rowe Price Diversified
  Mid Cap Growth Portfolio
(formerly, ING Alger Aggressive Growth Portfolio)        $   93         $   290          $   504      $  1,120

ING Salomon Brothers Large Cap
  Growth Portfolio
(formerly, ING Alger Capital Appreciation Portfolio)     $  114         $   356          $   617      $  1,363

ING American Century Select Portfolio
(formerly, ING Alger Growth Portfolio)                   $   93         $   290          $   504      $  1,120

ING Oppenheimer Global Portfolio
(formerly, ING MFS Global Growth Portfolio)              $   93         $   290          $   504      $  1,120

ING Van Kampen Equity and Income
  Portfolio
(formerly, ING UBS U.S. Allocation Portfolio)            $   84         $   262          $   455      $  1,014

The Adviser Class shares' Annual Portfolio Operating Expenses table on page 35 in the section entitled "Portfolio Fees and Expenses" of the Service Class and Adviser Class Prospectus is amended to delete the references to ING Alger Aggressive Growth, ING Alger Capital Appreciation, ING Alger Growth, ING UBS U.S. Allocation and ING MFS Global Growth Portfolios and add the following:

                                                                                           GROSS                      TOTAL NET
                                                                                           ANNUAL                     ANNUAL
                                          MANAGEMENT  DISTRIBUTION                         OPERATING   WAIVERS AND    OPERATING
                                          FEE         (12b-1) FEES  OTHER EXPENSES         EXPENSES   REIMBURSEMENTS  EXPENSES
                                          -------------------------------------------------------------------------------------
                                                                    ADMIN.    SHAREHOLDER
                                                                    SERVICES  SERVICES
                                                                    FEE       FEE
                                                                    ---------------------
ING T. Rowe Price Diversified
  Mid Cap Growth Portfolio
(formerly, ING Alger Aggressive
  Growth Portfolio)                        .64%****       .25%      .02%+     .25%         1.16%        .01%          1.15%

ING Salomon Brothers Large Cap
  Growth Portfolio
(formerly, ING Alger Capital
  Appreciation Portfolio)                  .70%           .25%      .17%+     .25%         1.37%         --           1.37%

ING American Century Select Portfolio
(formerly, ING Alger Growth Portfolio)     .64%****       .25%      .02%+     .25%         1.16%         --           1.16%

ING Oppenheimer Global Portfolio
(formerly, ING MFS Global
  Growth Portfolio)                        .60%           .25%      .06%+     .25%         1.16%        .01%          1.15%

ING Van Kampen Equity and
  Income Portfolio
(formerly, ING UBS U.S.
  Allocation Portfolio)                    .55%****       .25%      .02%+     .25%         1.07%         --           1.07%

The Adviser Class shares' Annual Portfolio Operating Expenses table on page 35 in the section entitled "Portfolio Fees and Expenses" of the Service Class and Adviser Class Prospectus is amended to add the following footnotes:

     **** Effective December 1, 2004, Management Fees have been restated to reflect a decrease as follows: from 0.85% to 0.64% for ING T. Rowe Price Diversified Mid Cap Portfolio, from 0.80% to 0.64% for ING American Century Select Portfolio, and from 0.85% to 0.55% for ING Van Kampen Equity and Income Portfolio.
     + Effective December 1, 2004, the Administrative Fees have been restated to reflect a decrease as follows: from 0.20% to 0.02% for ING T. Rowe Price Diversified Mid Cap Portfolio, ING American Century Select Portfolio and ING Van Kampen Equity and Income Portfolio; from 0.20% to 0.17% for ING Salomon Brothers Large Cap Portfolio; and from 0.60% to 0.06% for ING Oppenheimer Global Portfolio.

The Example table for Adviser Class shares on page 36 of the Service Class and Adviser Class Prospectus is amended to delete the references to ING Alger Aggressive Growth, ING Alger Capital Appreciation, ING Alger Growth, ING UBS U.S. Allocation and ING MFS Global Growth Portfolios and add the following:

                                                         1 YEAR         3 YEARS          5 YEARS      10 YEARS
ING T. Rowe Price Diversified
  Mid Cap Growth Portfolio
(formerly, ING Alger Aggressive Growth Portfolio)        $  117         $   366          $   636       $ 1,407

ING Salomon Brothers Large Cap Growth Portfolio
(formerly, ING Alger Capital Appreciation Portfolio)     $  139         $   434          $   750       $ 1,646

ING American Century Select Portfolio
(formerly, ING Alger Growth Portfolio)                   $  118         $   368          $   638       $ 1,409

ING Oppenheimer Global Portfolio
(formerly, ING MFS Global Growth Portfolio)              $  117         $   366          $   636       $ 1,407

ING Van Kampen Equity and Income Portfolio
(formerly, ING UBS U.S. Allocation Portfolio)            $  109         $   340          $   590       $ 1,306

The table in the Administrative Services Agreements section on page 53 of the SAI is amended to add the following footnote:

     ** Effective December 1, 2004, the Administrative Fee has been reduced to 0.02% for ING T. Rowe Price Diversified Mid Cap Growth Portfolio (formerly, ING Alger Aggressive Growth Portfolio), 0.17% for ING Salomon Brothers Large Cap Growth Portfolio (formerly, ING Alger Capital Appreciation Portfolio), 0.02% for ING American Century Select Portfolio (formerly, ING Alger Growth Portfolio), 0.06% for ING Oppenheimer Global Portfolio (formerly, ING MFS Global Growth Portfolio), and 0.02% for ING Van Kampen Equity and Income Portfolio (formerly, ING USB U.S. Allocation Portfolio.

                               ING PARTNERS, INC.
                         ING MFS GLOBAL GROWTH PORTFOLIO

              SUPPLEMENT DATED AUGUST 18, 2004 TO THE PROSPECTUSES
            AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2004

ALL CHANGES OUTLINED BELOW ARE EFFECTIVE NOVEMBER 8, 2004.

The Performance section (including the table therein) on page 48 of the Initial Class Prospectus and page 53 of the Service Class and Adviser Class Prospectus will be amended to delete the reference to ING MFS Global Growth Portfolio and add a reference to ING Oppenheimer Global Portfolio and delete the second, third and fourth paragraphs in their entirety and replace them with the following:

     While the above mentioned Portfolios are managed in a manner similar to that of the Comparable Funds presented, investors should be aware that the Portfolios are not the same funds and will not have the same performance. Investments made by the Portfolios at any given time may not be the same as those made by the Comparable Funds. Different performance will result due to factors such as differences in the cash flows into and out of the Portfolios, different fees and expenses, and differences in portfolio size and positions. In addition, you should note that the total operating expenses of the Comparable Funds may be lower than the total operating expenses of each of the Portfolios. In such instances, the performance of the Comparable Funds would be negatively impacted if the total operating expenses of the Portfolios had been used to compute the Comparable Funds' performance.

     The historical performance of the Comparable Funds is presented below. You should not consider the performance of the Comparable Funds as an indication of the future performance of a Portfolio. The performance figures shown below reflect the deduction of the historical fees and expenses paid by each Comparable Fund and not those to be paid by the Portfolio. THE FIGURES DO NOT REFLECT THE DEDUCTION OF ANY INSURANCE FEES OR CHARGES THAT ARE IMPOSED BY THE INSURANCE COMPANY IN CONNECTION WITH ITS SALE OF VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACTS. YOU SHOULD REFER TO THE SEPARATE ACCOUNT PROSPECTUSES, PROSPECTUS SUMMARY OR DISCLOSURE STATEMENT DESCRIBING THE VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACTS FOR INFORMATION PERTAINING TO THESE INSURANCE FEES AND CHARGES. THE INSURANCE SEPARATE ACCOUNT FEES WILL HAVE A DETRIMENTAL EFFECT ON THE PERFORMANCE OF THE PORTFOLIOS. The results shown below reflect the reinvestment of dividends and distributions, and were calculated in the same manner that will be used by each Portfolio to calculate its own performance. Performance is net of all other fees including sales load. Please be advised that although only one Comparable Fund may be shown for an ING portfolio, the sub-advisers of certain ING portfolios may manage other substantially similar mutual funds, the performance of which is not shown.

     The following table shows the average annual total return of the Comparable Funds for the stated period ended JUNE 30, 2004, as well as a comparison with the performance of the applicable benchmark.(1)

                                                                                                        10 YEARS (OR
                                                                     1 YEAR       3 YEARS    5 YEARS    SINCE INCEPTION)
                                                                     ---------------------------------------------------
     Oppenheimer Global Fund - Class A (OPPAX)                       32.39%        3.20%       7.89%     12.17%
     (Comparable to ING Oppenheimer Global Portfolio)
     MSCI World Index                                                24.57%        1.32%      (1.31%)     7.57%

Footnote (1) to the table in the Performance section of the Prospectuses will be amended to add the following:

     The Morgan Stanley Capital International (MSCI) World Index is an unmanaged index of issuers listed on the stock exchanges of 20 foreign countries and the U.S.

PORTFOLIO NAME CHANGE

The name of the Portfolio will change from ING MFS Global Growth Portfolio to ING OPPENHEIMER GLOBAL PORTFOLIO. All references to ING MFS Global Growth Portfolio will be changed to ING Oppenheimer Global Portfolio throughout the Prospectuses and the SAI.

APPOINTMENT OF NEW SUB-ADVISER

On August 13, 2004, the Board of Directors of the Fund appointed OppenheimerFunds, Inc. as the Sub-Adviser (Sub-Adviser) for ING MFS Global Growth Portfolio. Massachusetts Financial Service Company ("MFS") will no longer serve as Sub-Adviser for the Portfolio. The principal business address for OppenheimerFunds, Inc. is Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10080. OppenheimerFunds, Inc. has operated as an investment advisor since January 1960. As of December 31, 2003, OppenheimerFunds, Inc. managed approximately $135 billion in assets.

PORTFOLIO MANAGER CHANGE

The Portfolio will be managed by William L. Wilby and Rajeev Bhaman. Mr. Wilby is a Senior Vice President and Senior Investment Officer, Director of Equities for OppenheimerFunds, Inc. He also serves as an officer and portfolio manager for other funds managed by OppenheimerFunds, Inc. Mr. Wilby joined OppenheimerFunds, Inc. in 1991. Mr. Bhaman is a Vice President of OppenheimerFunds, Inc. and portfolio manager of other funds managed by OppenheimerFunds, Inc. Prior to joining OppenheimerFunds, Inc. in 1996, Mr. Bhaman was employed by Barclays de Zoete Wedd Inc., concentrating on Asian research and research sales.

CHANGE IN PRINCIPAL INVESTMENT STRATEGIES

The principal investment strategies of the ING Oppenheimer Global Portfolio will be as follows:

The Portfolio invests mainly in common stocks of companies in the U.S. and foreign countries. The Portfolio can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets. However, the Portfolio currently emphasizes investments in developed markets such as the United States, Western European countries and Japan. The Portfolio does not limit its investments to companies in a particular capitalization range, but currently focuses its investments in mid- and large-cap companies.

The Portfolio is not required to allocate its investments in any set percentages in any particular countries. The Portfolio normally will invest in at least three countries (one of which may be the United States). Typically the Portfolio invests in a number of different countries.

In selecting securities for the Portfolio, the Sub-Adviser looks primarily for foreign and U.S companies with high growth potential. The Sub-Adviser uses fundamental analysis of a company's financial statements, management structure, operations and product development, and considers factors affecting the industry of which the issuer is part.

The Sub-Adviser considers overall and relative economic conditions in U.S. and foreign markets, and seeks broad portfolio diversification in different countries to help moderate the special risks of foreign investing. The Sub-Adviser currently focuses on the factors below (which may vary in particular cases and may change over time), looking for:

     - stocks of small-, medium-, and large-cap growth-oriented companies worldwide,
     -    companies that stand to benefit from global growth trends,
     - businesses with strong competitive positions and high demand for their products or services,
     - cyclical opportunities in the business cycle and sectors or industries that may benefit from those opportunities.

In applying these and other selection criteria, the Sub-Adviser considers the effect of worldwide trends on the growth of various business sectors. The trends, or global "themes," currently considered include development of new technologies, corporate restructuring, the growth of mass affluence and demographic changes.

CHANGE IN PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIO

The principal risks of investing in ING Oppenheimer Global Portfolio will be as set out below. As with any mutual fund, the Portfolio may not achieve its investment objective, and you could lose money, or not make money, by investing in the Portfolio.

                         ACTIVE OR FREQUENT TRADING RISK
                              ASSET ALLOCATION RISK
                                  CURRENCY RISK
                              EMERGING GROWTH RISK
                              EMERGING MARKETS RISK
                              FOREIGN MARKETS RISK
                              GEOGRAPHIC FOCUS RISK
                                GROWTH STOCK RISK
                               INDUSTRY FOCUS RISK
                             MARKET AND COMPANY RISK
                   SMALL- AND MID- CAPITALIZATION COMPANY RISK

Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Portfolio.

CHANGE TO BENCHMARK FOR ING OPPENHEIMER GLOBAL PORTFOLIO

Average total returns for ING Oppenheimer Global Portfolio will be compared with the Morgan Stanley Capital International, Inc. ("MSCI") World Index. The MSCI World Index is an unmanaged index of issuers listed on the stock exchanges of 20 foreign countries and the U.S.

THE CHART BELOW REPLACES A SIMILAR CHART FOUND IN THE "PORTFOLIO PERFORMANCE" SECTION OF THE INITIAL CLASS PROSPECTUS.

PERIODS ENDED DECEMBER 31, 2003(1)

                                                               1 YEAR             SINCE INCEPTION*
           ING Oppenheimer Global Portfolio (I Class)          33.73%                  7.21%
           MSCI All Country World Free Index                   34.63%                  4.15%
           MSCI World Index                                    33.76%                  6.38%
           Morningstar World Stock Average                     34.33%                  5.26%

  *  Since May 1, 2002.

  (1) Prior to November 8, 2004, the Portfolio was sub-advised by a different sub-adviser.

THE CHART BELOW REPLACES A SIMILAR CHART FOUND IN THE "PORTFOLIO PERFORMANCE" SECTION OF THE SERVICE CLASS AND ADVISER CLASS PROSPECTUS.

PERIODS ENDED DECEMBER 31, 2003(1)

                                                               1 YEAR             SINCE INCEPTION*
           ING Oppenheimer Global Portfolio (S Class)          31.82%                  6.21%
           ING Oppenheimer Global Portfolio (A Class)          31.50%                  5.98%
           MSCI All Country World Free Index                   34.63%                  4.15%
           MSCI World Index                                    33.76%                  6.38%
           Morningstar World Stock Average                     34.33%                  5.26%

  *  Since May 1, 2002.

  (1) Prior to November 8, 2004, the Portfolio was sub-advised by a different sub-adviser.

CHANGE IN ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES

The section entitled "ING MFS Global Growth Portfolio" will be deleted in its entirety and replaced with the following:

                        ING OPPENHEIMER GLOBAL PORTFOLIO

     PRINCIPAL INVESTMENT STRATEGIES: The allocation of the Portfolio's investment portfolio among different investments will vary over time based upon the Sub-Adviser's evaluation of economic and market trends. The Portfolio's investment portfolio might not always include all of the different types of investments described in this Prospectus. The Sub-Adviser tries to reduce risks by carefully researching securities before they are purchased. The Portfolio attempts to reduce its exposure to market risks by diversifying its investments. Also, the Portfolio does not concentrate 25% or more of its total assets in any one industry. However, changes in the overall market prices of securities and the income they pay can occur at any time. In addition, from time to time, the Portfolio may increase the relative emphasis of its investments in a particular industry. The share price of the Portfolio will change daily based on changes in market prices of securities and market conditions and in response to other economic events.

     The foreign securities the Portfolio can buy include stocks and other equity securities of companies organized under the laws of a foreign country or companies that have a substantial portion of their operations or assets abroad, or derive a substantial portion of their revenue or profits from businesses, investments or sales outside the U.S. Foreign securities include securities traded primarily on foreign securities exchanges or in the foreign over-the-counter market. The Portfolio can also buy foreign debt securities.

     The Portfolio's investments include common stocks of foreign and domestic companies that the Sub-Adviser believes have growth potential. Growth companies can be new or established companies that may be developing new products or services that have relatively favorable prospects, or that are expanding into new and growing markets. Growth companies may be applying new technology, new or improved distribution techniques or developing new services that might enable them to capture a dominant or important market position. Growth companies tend to retain a large part of their earnings and therefore, do not tend to emphasize paying dividends and may not pay dividends for some time. They are selected because the Sub-Adviser believes the price of their stock will increase over the long term. However, growth stocks may be more volatile than other stock investments. They may lose favor with investors if the issuer's business plans do not product the expected results, or if growth investing falls out of favor with investors.

     The Portfolio may also invest in other equity instruments such as preferred stocks, warrants and securities convertible into common stocks. The Portfolio may invest up to 15% of its assets in illiquid or restricted securities.

     In addition, the Portfolio may invest in derivative instruments, including options, futures and forward contracts. The Portfolio can buy and sell hedging instruments (forward contracts, futures contracts and put and call options).

SAI CHANGES:

All references to "ING MFS Global Growth Portfolio" will be changed to "ING Oppenheimer Global Portfolio" throughout the SAI.

Page 4 - The section listing the non-fundamental investment policies will be amended to delete "b" in its entirety and replace it with the following:

     b. No Portfolio will borrow for leveraging purposes (except ING Oppenheimer Global which may borrow up to 10% of net assets on an unsecured basis to invest the borrowed funds in portfolio securities).

Page 23 - The section entitled "Investment Policies, Practices and Various
     Securities in General - Swaps, Caps, Floors and Collars" will be amended to add "ING Oppenheimer Global" to the 1st sentence.

Pages 49- 50 - The table in the section entitled "Sub-Advisory Agreements" is amended to delete the reference to ING MFS Global Growth and add the following:

   PORTFOLIO                                 SUB-ADVISER
ING Oppenheimer Global Portfolio          OppenheimerFunds, Inc. **

Page 50 - The table in the section entitled "Sub-Advisory Agreements" is amended to add the following footnote:

     ** OppenheimerFunds, Inc. serves as Sub-Adviser to ING Oppenheimer Global Portfolio. Prior to November 8, 2004, Massachusetts Financial Services Company served as the Portfolio's sub-adviser.

Page 51 - The table in the section entitled "Sub-Advisory Agreements" is amended to delete the reference to ING MFS Global Growth and add the following:

      ING Oppenheimer Global Portfolio           0.23% on all assets###

Page 51- In addition, the table in the section entitled "Sub-Advisory Agreements" is amended to add the following footnote:

     ### If the combined aggregate asset levels fail to exceed $1 billion for all combined Portfolios sub-advised by OppenheimerFunds, Inc., such fees will revert to 0.30% on all assets.

ALL CHANGES OUTLINED BELOW ARE EFFECTIVE DECEMBER 1, 2004.

The Initial Class shares' Annual Portfolio Operating Expenses table on page 31 in the section entitled "Portfolio Fees and Expenses" of the Initial Class Prospectus is amended to delete the reference to ING MFS Global Growth Portfolio and add the following:

                                                                                           GROSS                      TOTAL NET
                                                                                           ANNUAL                     ANNUAL
                                          MANAGEMENT  DISTRIBUTION                         OPERATING   WAIVERS AND    OPERATING
                                          FEE         (12b-1) FEES      OTHER EXPENSES     EXPENSES   REIMBURSEMENTS  EXPENSES
                                          -------------------------------------------------------------------------------------
ING Oppenheimer Global Portfolio
(formerly, ING MFS Global Growth
  Portfolio)                                 .60%         --                .06%+           .66%           --          .66%

The Initial Class shares' Annual Portfolio Operating Expenses table on page 31 in the section entitled "Portfolio Fees and Expenses" of the Initial Class Prospectus is amended to add the following footnote:

     + Effective December 1, 2004, the Administrative Fee has been restated to reflect a decrease from 0.60% to 0.06% for ING Oppenheimer Global Portfolio.

The Example table for Initial Class shares on page 32 of the Initial Class Prospectus is amended to delete the reference to ING MFS Global Growth Portfolio and add the following:


                                                     1 YEAR         3 YEARS          5 YEARS      10 YEARS
ING Oppenheimer Global Portfolio
(formerly, ING MFS Global Growth Portfolio)          $   67         $   211          $   368      $    822

The Service Class shares' Annual Portfolio Operating Expenses table on page 33 in the section entitled "Portfolio Fees and Expenses" of the Service Class and Adviser Class Prospectus is amended to delete the reference to ING MFS Global Growth Portfolio and add the following:

                                                                                            GROSS                     TOTAL NET
                                                                                            ANNUAL                     ANNUAL
                                          MANAGEMENT  DISTRIBUTION                         OPERATING   WAIVERS AND    OPERATING
                                              FEE     (12b-1) FEES  OTHER EXPENSES         EXPENSES   REIMBURSEMENTS  EXPENSES
                                          -------------------------------------------------------------------------------------
                                                                    ADMIN.    SHAREHOLDER
                                                                    SERVICES   SERVICES
                                                                    FEE          FEE
                                                                    ---------------------
ING Oppenheimer Global Portfolio
(formerly, ING MFS Global
  Growth Portfolio)                          .60%         --         .06%+     .25%         .91%           --           .91%

The Service Class shares' Annual Portfolio Operating Expenses table on page 33 in the section entitled "Portfolio Fees and Expenses" of the Service Class and Adviser Class Prospectus is amended to add the following footnote:

     + Effective December 1, 2004, the Administrative Fee has been restated to reflect a decrease from 0.60% to 0.06% for ING Oppenheimer Global Portfolio.

The Example table for Service Class shares on page 34 of the Service Class and Adviser Class Prospectus is amended to delete the reference to ING MFS Global Growth Portfolios and add the following:


                                                     1 YEAR         3 YEARS          5 YEARS      10 YEARS
ING Oppenheimer Global Portfolio
(formerly, ING MFS Global Growth Portfolio)          $   93         $   290          $   504      $  1,120

The Adviser Class shares' Annual Portfolio Operating Expenses table on page 35 in the section entitled "Portfolio Fees and Expenses" of the Service Class and Adviser Class Prospectus is amended to delete the reference to ING MFS Global Growth Portfolio and add the following:

                                                                                           GROSS                      TOTAL NET
                                                                                           ANNUAL                     ANNUAL
                                          MANAGEMENT  DISTRIBUTION                         OPERATING   WAIVERS AND    OPERATING
                                          FEE         (12b-1) FEES  OTHER EXPENSES         EXPENSES   REIMBURSEMENTS  EXPENSES
                                          -------------------------------------------------------------------------------------
                                                                    ADMIN.    SHAREHOLDER
                                                                    SERVICES  SERVICES
                                                                    FEE       FEE
                                                                    ---------------------
ING Oppenheimer Global Portfolio
(formerly, ING MFS Global
  Growth Portfolio)                          .60%        .25%        .06%+     .25%         1.16%         .01%          1.15%

The Adviser Class shares' Annual Portfolio Operating Expenses table on page 35 in the section entitled "Portfolio Fees and Expenses" of the Service Class and Adviser Class Prospectus is amended to add the following footnote:

     + Effective December 1, 2004, the Administrative Fee has been restated to reflect a decrease from 0.60% to 0.06% for ING Oppenheimer Global Portfolio.

The Example table for Adviser Class shares on page 36 of the Service Class and Adviser Class Prospectus is amended to delete the reference to ING MFS Global Growth Portfolio and add the following:


                                                     1 YEAR         3 YEARS          5 YEARS      10 YEARS
ING Oppenheimer Global Portfolio
(formerly, ING MFS Global Growth Portfolio)          $  117         $   366          $   636      $  1,407

The table in the Administrative Services Agreements section on page 53 of the SAI is amended to add the following footnote:

     ** Effective December 1, 2004, the Administrative Fee has been reduced to 0.06% for ING Oppenheimer Global Portfolio (formerly, ING MFS Global Growth Portfolio).